Supplemental Cash Flow Information	12 Months Ended
Jun. 30, 2024
Supplemental Cash Flow Information
Supplemental Cash Flow Information
17.	Supplemental Cash Flow Information

Non-cash Financing and Investing Activities	2024	2023
	$	$
Shares issued for exploration and evaluation assets	—	2,000
Exploration and evaluation expenditures included in accounts payable	5	3,113
Aqualung Carbon Capture expenditure included in accounts payable	—	1